CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net earnings	$ 8,850	$ 9,154	$ 8,879
Adjustments to reconcile net earnings to operating cash flows:
Depreciation and amortization	882	898	993
Deferred income tax (benefit) provision	(28)	(248)	15
Asset impairment and exit costs, net of cash paid	288	26	11
Cash effects of changes, net of the effects from acquired companies:
Receivables, net	(449)	(398)	(251)
Inventories	(1,413)	(728)	(36)
Accounts payable	103	10	199
Income taxes	(331)	638	231
Accrued liabilities and other current assets	1,880	(183)	691
Pension plan contributions	(150)	(207)	(535)
Other	503	459	332
Net cash provided by operating activities	10,135	9,421	10,529
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Capital expenditures	(1,200)	(1,056)	(897)
Investments in unconsolidated subsidiaries	(1,418)	(6)	(36)
Purchase of businesses, net of acquired cash	0	0	(80)
Other	(62)	70	(19)
Net cash used in investing activities	(2,680)	(992)	(1,032)
Short-term borrowing activity by original maturity:
Net issuances (repayments) - maturities of 90 days or less	(1,099)	1,515	(968)
Issuances - maturities longer than 90 days	2,000	603	921
Repayments - maturities longer than 90 days	(849)	(1,220)	(179)
Long-term debt proceeds	7,181	5,516	3,767
Long-term debt repaid	(2,738)	(2,237)	(1,483)
Repurchases of common stock	(5,963)	(6,525)	(5,372)
Issuances of common stock	0	1	75
Dividends paid	(5,720)	(5,404)	(4,788)
Purchase of subsidiary shares from noncontrolling interests	(703)	(2)	(3)
Other	(324)	(347)	(308)
Net cash used in financing activities	(8,215)	(8,100)	(8,338)
Effect of exchange rate changes on cash and cash equivalents	(69)	104	(312)
Cash and cash equivalents:
(Decrease) Increase	(829)	433	847
Balance at beginning of year	2,983	2,550	1,703
Balance at end of year	2,154	2,983	2,550
Cash Paid:
Interest	978	986	963
Income taxes	$ 3,999	$ 3,420	$ 3,366